	UNION STREET PARTNERS VALUE FUND
	Schedule of Investments
	June 30, 2026 (unaudited)
		Shares	Value
98.12%	COMMON STOCKS
9.30%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	9,840	$5,542,774
	The Walt Disney Co.	25,000	2,406,250
			7,949,024
9.89%	CONSUMER DISCRETIONARY
	Home Depot, Inc.	5,750	2,027,910
	LVMH Moët Hennessy - Louis Vuitton SE	15,000	1,659,000
	NIKE, Inc.	47,750	1,960,137
	Starbucks Corp.	27,500	2,810,225
			8,457,272
11.13%	CONSUMER STAPLES
	Diageo plc ADR	39,160	3,147,681
	Dollar Tree, Inc.(A)	40,090	4,848,885
	Target Corp.	11,600	1,515,076
			9,511,642
8.03%	ENERGY
	Chevron Corp.	11,200	1,856,512
	Exxon Mobil Corp.	19,760	2,701,587
	SLB Ltd.	49,500	2,301,255
			6,859,354
17.76%	FINANCIALS
	Bank of America Corp.	52,350	2,982,903
	Goldman Sachs Group, Inc.	5,300	5,360,261
	JPMorgan Chase & Co.	20,885	6,836,287
			15,179,451
12.07%	HEALTH CARE
	Johnson & Johnson	14,500	3,682,565
	Merck & Company, Inc.	19,135	2,458,847
	UnitedHealth Group, Inc.	10,040	4,172,925
			10,314,337
	UNION STREET PARTNERS VALUE FUND
	Schedule of Investments
	June 30, 2026 (unaudited)
		Shares	Value
9.10%	INDUSTRIALS
	The Boeing Co.(A)	14,200	$3,073,874
	FedEx Corp.	12,100	3,788,873
	Fedex Freight Holding Co., Inc.(A)	6,050	913,550
			7,776,297
17.52%	INFORMATION TECHNOLOGY
	Apple, Inc.	24,430	7,069,065
	Microsoft Corp.	15,300	5,707,206
	Salesforce, Inc.	14,015	2,195,590
			14,971,861
3.32%	REAL ESTATE
	Simon Property Group, Inc. REIT	12,675	2,834,764
98.12%	TOTAL COMMON STOCKS		83,854,002
	(Cost: $38,140,663)
1.78%	MONEY MARKET FUNDS
	Fidelity Government Portfolio 3.530%(B)	1,528,197	1,528,197
1.78%	TOTAL MONEY MARKET FUNDS		1,528,197
	(Cost: $1,528,197)
99.90%	TOTAL INVESTMENTS		85,382,199
	(Cost: $39,668,860)
0.10%	Other assets, net of liabilities		82,144
100.00%	NET ASSETS		$85,464,343

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2026

ADR - Security represented is held by the custodian in the form of American Depositary Receipts. REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

UNION STREET PARTNERS VALUE FUND

Schedule of Investments

June 30, 2026 (unaudited)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:
		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Common Stocks	$83,854,002	$-	$-	$83,854,002
Money Market Funds	1,528,197.00	-	-	1,528,197.00
	$85,382,199	$-	$-	$85,382,199

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $39,668,860, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$48,558,912
Gross unrealized depreciation	(2,845,573)
Net unrealized appreciation (depreciation)	$45,713,339